Frost Natural Resources Fund (Second Prospectus Summary) | Frost Natural Resources Fund
FROST NATURAL RESOURCES FUND
INVESTMENT OBJECTIVE
The Frost Natural Resources Fund (the "Fund") seeks long-term capital growth with a secondary goal of current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost Natural Resources Fund Institutional Class Shares
Management Fees		0.80%
Other Expenses	[1]	1.22%
Acquired Fund Fees and Expenses	[2]	0.15%
Total Annual Fund Operating Expenses		2.17%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Frost Natural Resources Fund Institutional Class Shares	220	679

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its objectives, the Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in natural resources industries.
Companies in natural resources industries include: (i) companies that Frost
Investment Advisors, LLC (the "Adviser"), the Fund's adviser, considers to be engaged, either directly or indirectly, in the exploration, discovery, development, production, marketing or distribution of natural resources; the development of proprietary technologies for the production or efficient utilization of natural resources; or the provision of related supplies or services; and (ii) to the extent not included in the foregoing, those industries that comprise the S&P North American Natural Resources Index. Within
natural resources industries, the Adviser anticipates that the Fund will generally invest a significant portion of its assets in the energy sector.
Examples of natural resources include:

         o        ENERGY -- such as companies engaged in the exploration and production of energy sources, as well as companies involved with energy equipment and services, drillers, refiners,
                  storage transportation, utilities, coal.

         o        ALTERNATIVE ENERGY -- such as solar, nuclear, wind and fuel cell companies.

         o        INDUSTRIAL PRODUCTS -- such as chemical, building material, cement, aggregate, associated machinery and transport
                  companies.

         o        FOREST PRODUCTS -- such as timber and paper companies.

         o        BASE METALS -- such as companies engaged in the exploration, mining, processing, fabrication, marketing or distribution of copper, iron ore, nickel, steel, aluminum, rare earth minerals and molybdenum.

         o        SPECIALTY METALS -- such as companies engaged in the
                  exploration, mining, processing, fabrication, marketing or distribution of titanium-based alloys and zirconium.

         o        PRECIOUS METALS -- such as companies engaged in the
                  exploration, mining, processing, fabrication, marketing or distribution of gold, silver, diamonds and platinum.

         o        AGRICULTURAL PRODUCTS -- such as companies engaged in
                  producing, processing and distributing seeds, fertilizers and water.

The Fund generally invests in equity securities of domestic and foreign, including emerging market, natural resources companies. The equity securities in which the Fund may invest include common stocks, preferred stocks, American
Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), convertible securities, warrants and rights, and master limited partnerships ("MLPs"). In addition, the Fund may also invest in exchange-traded funds, exchange-traded notes and other exchange-traded products to gain exposure to certain segments of the natural resources market. The Fund may invest in securities of issuers with any market capitalization.

The Adviser combines fundamental analysis and quantitative screening to select securities for the Fund's portfolio. In particular, the Adviser focuses on companies with desirable growth and value attributes. These attributes will include but not be exclusive to the following: attractive debt adjusted production growth per share; prospects for above average growth in earnings or cash flow per share; an ability to generate high returns on invested capital throughout an investment cycle; asset quality greater than peers; efficient capital allocation; management strength; favorable relative price/earnings, price/book and price/cash flow ratios; and trading at a discount to intrinsic value. In addition, the Adviser considers the availability of specific natural resources and the relative value of those resources given changing supply/demand dynamics in the market.  The Adviser may sell a security when the security reaches a specified value or the Adviser's original investment rationale is no longer considered valid.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

CONCENTRATION RISK -- Due to the Fund's concentration in securities of companies in the natural resources industries, events that affect the natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries.
Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates.  In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES
-- To the extent the Fund invests in other investment companies, such as exchange-
traded funds ("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance.
By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.
When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American
Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While
ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in
ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange
Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an
MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

COMMODITY RISK -- Exposure to the commodities markets, through a company or an
ETF, may subject the Fund to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.